Employee Future Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee Future Benefits
Employee Future Benefits
A. Description
The Corporation sponsors registered pension plans in Canada and the US covering substantially all employees of the Corporation in these countries and specific named employees working internationally. These plans have defined benefit and defined contribution options, and in Canada there is an additional non-registered supplemental plan for eligible employees whose annual earnings exceed the Canadian income tax limit. Except for the Highvale pension plan acquired in 2013, the Canadian and US defined benefit pension plans are closed to new entrants. The US defined benefit pension plan was frozen effective Dec. 31, 2010, resulting in no future benefits being earned. The supplemental pension plan was closed as of Dec. 31, 2015, and a new defined contribution supplemental pension plan commenced for executive members effective Jan. 1, 2016. Current executives as of Dec .31, 2015, were grandfathered into the old supplemental plan.
The latest actuarial valuation for accounting purposes of the US pension plan was at Jan. 1, 2018. The latest actuarial valuation for accounting purposes of the Highvale and Canadian pension plans was at Dec. 31, 2016. The measurement date used for all plans to determine the fair value of plan assets and the present value of the defined benefit obligation was Dec. 31, 2018.
Funding of the registered pension plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, or more, depending on funding status, and every year in the US. The supplemental pension plan is solely the obligation of the Corporation. The Corporation is not obligated to fund the supplemental plan but is obligated to pay benefits under the terms of the plan as they come due. The Corporation posted a letter of credit in March 2018 for the amount of $80 million to secure the obligations under the supplemental plan.
The Corporation provides other health and dental benefits to the age of 65 for both disabled members and retired members through its other post-employment benefits plans. The latest actuarial valuations for accounting purposes of the Canadian and US plans were as at Dec. 31, 2016, and Jan. 1, 2018, respectively. The measurement date used to determine the present value obligation for both plans was Dec. 31, 2018.
The Corporation provides several defined contribution plans, including an Australian superannuation plan and a US 401(k) savings plan, that provide for company contributions from 5 per cent to 10 per cent, depending on the plan. Optional employee contributions are allowed for all the defined contribution plans.
B. Costs Recognized

The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2018	Registered	Supplemental	Other	Total
Current service cost	9	2	1	12
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	18	3	1	22
Interest on plan assets	(13)	—	—	(13)
Defined benefit expense	15	5	2	22
Defined contribution expense	10	—	—	10
Net expense	25	5	2	32

Year ended Dec. 31, 2017	Registered	Supplemental	Other	Total
Current service cost	7	2	1	10
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	20	3	1	24
Interest on plan assets	(15)	—	—	(15)
Defined benefit expense	14	5	2	21
Defined contribution expense	11	—	—	11
Net expense	25	5	2	32

Year ended Dec. 31, 2016	Registered	Supplemental	Other	Total
Current service cost	7	2	2	11
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	21	3	1	25
Interest on plan assets	(16)	—	—	(16)
Defined benefit expense	14	5	3	22
Defined contribution expense	15	—	—	15
Net expense	29	5	3	37

C. Status of Plans

The status of the defined benefit pension and other post-employment benefit plans is as follows:

As at Dec. 31, 2018	Registered	Supplemental	Other	Total
Fair value of plan assets	368	13	—	381
Present value of defined benefit obligation	(514)	(80)	(25)	(619)
Funded status - plan deficit	(146)	(67)	(25)	(238)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(5)	(5)	(1)	(11)
Other long-term liabilities	(141)	(62)	(24)	(227)
Total amount recognized	(146)	(67)	(25)	(238)

As at Dec. 31, 2017	Registered	Supplemental	Other	Total
Fair value of plan assets	416	12	—	428
Present value of defined benefit obligation	(561)	(87)	(27)	(675)
Funded status - plan deficit	(145)	(75)	(27)	(247)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(4)	(6)	(2)	(12)
Other long-term liabilities	(141)	(69)	(25)	(235)
Total amount recognized	(145)	(75)	(27)	(247)

D. Plan Assets

The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2016	423	10	—	433
Interest on plan assets	15	—	—	15
Net return on plan assets	26	—	—	26
Contributions	6	6	—	12
Benefits paid	(51)	(4)	—	(55)
Administration expenses	(2)	—	—	(2)
Effect of translation on US plans	(1)	—	—	(1)
As at Dec. 31, 2017	416	12	—	428
Interest on plan assets	13	—	—	13
Net return on plan assets	(25)	—	—	(25)
Contributions	5	6	1	12
Benefits paid	(42)	(5)	(1)	(48)
Administration expenses	(1)	—	—	(1)
Effect of translation on US plans	2	—	—	2
As at Dec. 31, 2018	368	13	—	381
The fair value of the Corporation’s defined benefit plan assets by major category is as follows:

Year ended Dec. 31, 2018	Level I	Level II	Level III	Total
Equity securities
Canadian	—	65	—	65
US	—	26	—	26
International	—	101	—	101
Private	—	—	1	1
Bonds
AAA	—	48	—	48
AA	—	64	—	64
A	—	39	—	39
BBB	1	21	—	22
Below BBB	—	3	—	3
Money market and cash and cash equivalents	(2)	14	—	12
Total	(1)	381	1	381

Year ended Dec. 31, 2017	Level I	Level II	Level III	Total
Equity securities
Canadian	—	76	—	76
US	—	31	—	31
International	—	118	—	118
Private	—	—	1	1
Bonds
AAA	—	43	—	43
AA	—	71	—	71
A	—	44	—	44
BBB	1	25	—	26
Below BBB	—	5	—	5
Money market and cash and cash equivalents	(1)	14	—	13
Total	—	427	1	428

Plan assets do not include any common shares of the Corporation at Dec. 31, 2018, and Dec. 31, 2017. The Corporation charged the registered plan $0.1 million for administrative services provided for the year ended Dec. 31, 2018 (2017 - $0.1 million).
E. Defined Benefit Obligation

The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2016	554	82	27	663
Current service cost	7	2	1	10
Interest cost	20	3	1	24
Benefits paid	(51)	(4)	—	(55)
Actuarial gain arising from demographic assumptions	4	1	—	5
Actuarial loss arising from financial assumptions	26	3	—	29
Actuarial gain (loss) arising from experience adjustments	3	—	(1)	2
Effect of translation on US plans	(2)	—	(1)	(3)
Present value of defined benefit obligation as at Dec. 31, 2017	561	87	27	675
Current service cost	9	2	1	12
Interest cost	18	3	1	22
Benefits paid	(42)	(5)	(1)	(48)
Actuarial (gain) loss arising from financial assumptions	(35)	(7)	(2)	(44)
Actuarial (gain) loss arising from experience adjustments	—	—	(1)	(1)
Effect of translation on US plans	3	—	—	3
Present value of defined benefit obligation as at Dec. 31, 2018	514	80	25	619

The weighted average duration of the defined benefit plan obligation as at Dec. 31, 2018 is 14 years.

F. Contributions

The expected employer contributions for 2019 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	5	4	2	11

G. Assumptions

The significant actuarial assumptions used in measuring the Corporation’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	As at Dec. 31, 2018			As at Dec. 31, 2017
(per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	3.9	3.8	3.9	3.3	3.3	3.4
Rate of compensation increase	2.5	3.0	—	2.9	3.0	—
Assumed health care cost trend rate
Health care cost escalation(1)(3)	—	—	7.1	—	—	7.8
Dental care cost escalation	—	—	4.0	—	—	4.0
Benefit cost for the year
Discount rate	3.3	3.3	3.4	3.7	3.6	3.7
Rate of compensation increase	2.6	3.0	—	2.6	3.0	—
Assumed health care cost trend rate
Health care cost escalation(2)(4)	—	—	7.6	—	—	7.9
Dental care cost escalation	—	—	4.0	—	—	4.0
Provincial health care premium escalation	—	—	—	—	—	—
(1) 2018 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2027 for Canada.
(2) 2018 Post- and pre-65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 4.5% in 2027 for Canada.
(3) 2017 Post- and pre-65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 4.5% in 2027 for Canada.
(4) 2017 Post- and pre-65 rates: decreasing gradually to 4.5% by 2026 and remaining at that level thereafter for the US and decreasing gradually by 0.30% per year to 5% in 2024 for Canada.

H. Sensitivity Analysis

The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2018	Registered	Supplemental	Other	Pension	Other
1% decrease in the discount rate	70	11	3	2	1
1% increase in the salary scale	10	1	—	—	—
1% increase in the health care cost trend rate	—	—	2	—	—
10% improvement in mortality rates	18	3	—	1	—